Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 9, 2014 to the

Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as revised December 9, 2014)

Disclosure Relating to AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2040 Fund and AllianzGI Retirement 2050 Fund (for purposes of the following paragraph only, each, a “Fund,” and together, the “Funds”)

Effective immediately and through December 31, 2014, within the Fund Summary relating to each Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Paul Pietranico, CFA, senior portfolio manager and director, has managed the Fund since 2008.

James Macey, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2011.

Stephen Sexauer, senior portfolio manager, managing director and CIO Multi Asset US, has managed the Fund since 2008.

Disclosure Relating to AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2045 Fund and AllianzGI Retirement 2055 Fund (for purposes of the following paragraph only, each, a “Fund,” and together, the “Funds”)

Effective immediately and through December 31, 2014, within the Fund Summary relating to each Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Paul Pietranico, CFA, senior portfolio manager and director, has managed the Fund since 2011.

James Macey, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2011.

Stephen Sexauer, senior portfolio manager, managing director and CIO Multi Asset US, has managed the Fund since 2011.

Disclosure Relating to AllianzGI Retirement Income Fund (for purposes of the following paragraph only, the “Fund”)

Effective immediately and through December 31, 2014, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Stephen Sexauer, senior portfolio manager, managing director and CIO Multi Asset US, has managed the Fund since 2008.

James Macey, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2011.

Paul Pietranico, CFA, senior portfolio manager and director, has managed the Fund since 2008.

Rahul Malhotra, portfolio manager and vice-president, has managed the Fund since 2013.

Disclosure Relating to AllianzGI Global Allocation Fund (for purposes of the following paragraph only, the “Fund”)

Effective immediately and through December 31, 2014, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Stephen Sexauer, senior portfolio manager, managing director and CIO Multi Asset US, has managed the Fund since 2009.

James Macey, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2011.

Paul Pietranico, CFA, senior portfolio manager and director, has managed the Fund since 2009.

Rahul Malhotra, portfolio manager and vice-president, has managed the Fund since 2013.

Disclosure Relating to AllianzGI Global Growth Allocation Fund (for purposes of the following paragraph only, the “Fund”)

Effective immediately and through December 31, 2014, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

James Macey, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2011.

Paul Pietranico, CFA, senior portfolio manager and director, has managed the Fund since 2009.

Stephen Sexauer, senior portfolio manager, managing director and CIO Multi Asset US, has managed the Fund since 2009.

Disclosure Relating to AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund and AllianzGI Retirement 2055 Fund (for purposes of the following paragraph only, each, a “Target Date Fund,” and together, the “Target Date Funds”), and AllianzGI Retirement Income Fund, AllianzGI Global Allocation Fund and AllianzGI Global Growth Allocation Fund (for purposes of the following paragraph only, each, a “Target Risk Fund,” and together, the “Target Risk Funds,” and collectively with the Target Date Funds, each a “Target Fund,” and together, the “Target Funds”)

Effective immediately and through December 31, 2014, the information relating to the Target Funds contained before and in the table under “Management of the Funds—Sub-Advisers—AllianzGI U.S.” is hereby deleted and replaced with the following:

AllianzGI U.S. selects the Underlying Funds and other investments in which the Target Date Funds and Target Risk Funds may invest and allocates the Target Funds’ assets among the Underlying Funds and other investments.

Stephen Sexauer, Paul Pietranico, James Macey and Rahul Malhotra are the individuals at AllianzGI U.S. who are jointly and primarily responsible for selecting and allocating the assets of the Target Funds for which each individual serves as a portfolio manager among the Underlying Funds and other investments. The following provides information about Messrs. Sexauer, Pietranico, Macey and Malhotra. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by each portfolio manager and the portfolio managers’ ownership of the securities of the Funds.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
Target Funds	Stephen Sexauer	2008, 2009, 2011* (since inception)	Mr. Sexauer is a senior portfolio manager, a managing director and CIO Multi Asset US with Allianz Global Investors, which he joined in 2003. He has overall responsibility for all US multi-asset investment functions. Mr. Sexauer has more than 29 years of investment-industry experience. He has a B.S. in economics from the University of Illinois and an M.B.A. with concentrations in economics and statistics from the Booth School of Business at the University of Chicago.

Paul Pietranico, CFA	2008, 2009, 2011* (since inception)	Mr. Pietranico, CFA, is a portfolio manager and director with Allianz Global Investors, which he joined in 2005. As a member of the Multi Asset US team, he has direct responsibility for target-date portfolio risk profiles, asset allocation and fund selection. Mr. Pietranico also participates in research and analysis for the team’s 529 programs and portfolios. He has more than 18 years of investment-industry experience. Mr. Pietranico has a B.S. in physics, an M.A. in philosophy of science and an M.S. in engineering economic systems and operations research from Stanford University.

James Macey, CFA, CAIA	2011	See above.

Rahul Malhotra**	2013	Mr. Malhotra, Ph.D., is a portfolio manager and a vice president with Allianz Global Investors, which he joined in 2012. As a member of the Multi Asset US team, he is responsible for quantitative research and development. Mr. Malhotra has 6 years of investment-industry experience. He has a B.S. in physics from the California Institute of Technology and a Ph.D. in theoretical particle physics from the University of Texas at Austin.

*	The 2015, 2020, 2030, 2040 and 2050 Target Date Funds and Retirement Income Fund commenced operations on December 29, 2008. The Global Growth Allocation Fund commenced operations on April 27, 2009. The 2025, 2035, 2045 and 2055 Target Date Funds commenced operations on December 19, 2011. The Global Allocation Fund was reorganized into the Trust on May 4, 2009, at which time Messrs. Sexauer and Pietranico began managing the Fund.
**	Rahul Malhotra is a portfolio manager of AllianzGI Global Allocation Fund and AllianzGI Retirement Income Fund.

Please retain this Supplement for future reference.